Subsequent Events (Details) $ / shares in Units, R$ in Thousands, $ in Millions			6 Months Ended
	Sep. 30, 2025 USD ($)	Jul. 29, 2025 $ / shares shares	Jun. 30, 2025 BRL (R$) shares	Jun. 30, 2024 BRL (R$)	Aug. 28, 2025 USD ($)
Subsequent Events [Line Items]
Number of shares issued (in Shares)			92,257,843
Revenue (in Dollars) | R$			R$ 98,176	R$ 92,154
Forecast [Member]
Subsequent Events [Line Items]
Revenue (in Dollars) | $	$ 40
Nuvini [Member] | Forecast [Member]
Subsequent Events [Line Items]
Revenue (in Dollars) | $	$ 20
Subsequent Events [Member] | Bottom of range [Member]
Subsequent Events [Line Items]
Market value oflListed securities (in Dollars) | $					$ 35
Subsequent Events [Member] | Top of range [Member]
Subsequent Events [Line Items]
Market value oflListed securities (in Dollars) | $					$ 35
Subsequent Events [Member] | Ordinary shares [Member]
Subsequent Events [Line Items]
Ordinary per share price | $ / shares		$ 0.00001
Purchase price per ordinary share | $ / shares		2.04
Subsequent Events [Member] | Ordinary shares [Member] | Bottom of range [Member]
Subsequent Events [Line Items]
Ordinary per share price | $ / shares		$ 0.3
Purchase shares (in Shares)		100,000
Number of shares issued (in Shares)		680,000
Subsequent Events [Member] | Ordinary shares [Member] | Top of range [Member]
Subsequent Events [Line Items]
Ordinary per share price | $ / shares		$ 0.3
Purchase shares (in Shares)		170,000
Number of shares issued (in Shares)		1,156,000